FAIR VALUE - Significant unobservable inputs used in the level 3 fair value measurements (Details) - CAD ($)	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
FAIR VALUE
Financial assets at fair value through FVTPL	$ 685,662	$ 1,513,331	$ 6,464,119
Recurring fair value measurements | Convertible debt | Level 3
FAIR VALUE
Financial liabilities at fair value through FVTPL	14,477,841
Recurring fair value measurements | Convertible debt | Level 3 | Black-Scholes option pricing model
FAIR VALUE
Financial liabilities at fair value through FVTPL	14,477,841
Recurring fair value measurements | Investments | Level 3
FAIR VALUE
Financial assets at fair value through FVTPL	685,662
Financial liabilities at fair value through FVTPL		1,512,889
Recurring fair value measurements | Investments | Level 3 | Quoted market prices and recent transactions of similar instruments
FAIR VALUE
Financial assets at fair value through FVTPL	$ 685,662	$ 1,512,889